Disaggregated revenue and geographic information	12 Months Ended
Jun. 30, 2026
Revenue from Contract with Customer [Abstract]
Disaggregated revenue and geographic information

Note 15 – Disaggregated revenue and geographic information

Disaggregated revenue by service line is as follows:

	For the Year Ended	For the Six Months Ended	For the Years Ended
	June 30, 2026	June 30, 2025	December 31, 2024	December 31, 2023
Revenue by service lines recognized at a point in time:
Sales of cargo oil, used cooking oil and fresh water, and bunkering facilitation	$543,810,530	$275,440,318	$688,210,369	$631,607,903
Ship management services	1,064,652	899,802	397,173	278,276
	544,875,182	276,340,120	688,607,542	631,886,179

Revenue by service lines recognized over time:
Vessel chartering services	160,000	-	-	1,193,594

Total revenue	$545,035,182	$276,340,120	$688,607,542	$633,079,773

Geographic revenue information is presented based on the location of the delivery or provision of services, as applicable, as follows:

	For the Year Ended	For the Six Months Ended	For the Years Ended
	June 30, 2026	June 30, 2025	December 31, 2024	December 31, 2023
Revenue by geographic area:
Brunei	$281,349	$-	$-	$-
Hong Kong	2,308,751	30,697,646	53,718,192	-
India	1,370	-	-	-
Indonesia	-	-	-	6,356
Malaysia	542,160,955	245,507,942	634,482,899	633,022,743
Singapore	220,133	41,538	405,544	50,674
Vietnam	62,624	92,994	907	-
Total revenue	$545,035,182	$276,340,120	$688,607,542	$633,079,773

TMD Energy Limited

Notes to Consolidated Financial Statements

For the Year Ended June 30, 2026, the Six Months Ended June 30, 2025 and

the Years Ended December 31, 2024 and 2023